Bank Borrowings - Schedule of Bank Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Bank Borrowings
Current		$ 29,987,000
Non-current	$ 26,739,000
Bank borrowings	$ 26,739,000	$ 29,987,000
Weighted average interest rate for outstanding bank borrowings	2.79%	1.90%	1.52%
Guarantee fees incurred	$ 0	$ 320,000	$ 471,000
Guarantee fees as a percentage of the weighted average outstanding bank borrowings	0.00%	0.76%	0.94%